Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2017
As Revised October 1, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

AMM-SUM-17-02 1.9878688.104	December 8, 2017

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
April 29, 2017
As Revised October 1, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

AMM-L-AMM-N-SUM-17-02 1.9878686.104	December 8, 2017